Note 4 - Liquidity Risks and Management's Plans (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Cash and Cash Equivalents, at Carrying Value, Ending Balance		$ 11,187	$ 1,815	$ 4,437
Debt Securities, Available-for-sale, Current, Total		13,959
Liabilities, Current, Total		20,633	11,760	16,278
Loans Payable, Current, Total		8,000		$ 7,800
Proceeds from Issuance of Private Placement	$ 39,000	$ 32,893	$ 14,860
Common Stock, Shares Authorized		120,000,000	120,000,000	120,000,000
Preferred Stock, Shares Authorized		5,000,000	5,000,000	5,000,000
Common Stock, Capital Shares Available for Issuance		72,000,000		72,000,000
Preferred Stock, Capital Shares Available for Issuance		5,000,000		5,000,000